Property and Equipment, net (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 66,124		$ 63,369	$ 67,884
Less: Accumulated depreciation	(43,249)		(37,824)	(38,341)
Property and equipment, net	22,875		25,545	29,543
Depreciation	5,600	$ 6,200	8,100	8,700	$ 9,200
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	50,528		49,074	46,865
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	8,281		8,027	7,470
Computer equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	6,602		5,625	12,950
Video equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 713		$ 643	$ 599